UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-02064

Pax World High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

222 State Street Portsmouth, NH	03801-3853
(Address of principal executive offices)	(Zip code)

Pax World Management Corp. 222 State Street Portsmouth, NH 03801-3853 Attention: Joseph F. Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1 - Proxy Voting Record

The Fund held no voting securities during the period covered by this report. Accordingly, no information is disclosed.

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:

PAX WORLD HIGH YIELD FUND, INC.

By:	/s/ Janet Lawton Spates
Janet Lawton Spates
Treasurer